Long-term Investments (Tables)	12 Months Ended
Aug. 31, 2021
Long-Term Investments [Abstract]
Schedule of long term Investments
	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
Equity securities without readily determinable fair value	349,765	-	-
Equity method investments	84,272	-	-
Available-for-sale investments	614,141	-	-
	1,048,178	-	-